Employee Benefit Plans: (Table)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans: [Abstract]
Summary of stock options outstanding

Exercise Price	Weighted Average Remaining Life (Years)	Outstanding Options	Options Exercisable
$16.67	1.4	20,808	20,808

Summary represents the activity under the stock option plans

	Number of Shares	Weighted Average Exercise Price
Options outstanding, December 2009	110,000	$12.61
Granted	—
Exercised	(30,000)	10.00
Forfeited	—	—
Adjusted for 2% stock dividend	1,600	—

Options outstanding, December 2010	81,600	13.32
Granted	—	—
Exercised	—	—
Forfeited	(51,000)	12.10
Adjusted for 2% stock dividend	612	—

Options outstanding, December 2011	31,212	15.06
Granted	—	—

Exercised	—	—

Forfeited	(10,404)	11.85

Options outstanding, December 2012	20,808	$16.67

Compensation expense to be recognized

Year Ending December 31,	Approximate Future Compensation Expense
(Dollars in thousands)
2013	$74
2014	50
2015	28
2016	8